Construction in Progress (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Construction in progress [line items]
As at 1 January	¥ 1,001,118
As at 31 December	1,559,401	¥ 1,001,118
Capitalized borrowing costs	¥ 5,179	¥ 804	¥ 2,463
Weighted average rate of capitalized borrowing costs	3.63%	2.93%	3.03%
Construction in progress [member]
Construction in progress [line items]
As at 1 January	¥ 1,001,118	¥ 717,672
Additions	927,218	1,415,662
Transferred to property plant and equipment	(344,935)	(1,132,216)
Impairment loss	(24,000)	0
As at 31 December	1,559,401	1,001,118	¥ 717,672
Impairment loss in construction in progress	¥ 34,175	¥ 10,175